S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) shares
No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 100,921,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,908,333
No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 116,086,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,975,833
Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 75,796,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,408,333
Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 87,192,706
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,100,833
Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 50,671,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,908,333
Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 58,298,956
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,225,833
Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 25,546,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,408,333
Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 29,405,206
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	7,350,833
Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 421,756
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,908,333
Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (20,329)
Net Tangible Book Value, Adjusted | $	$ 511,456
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	4,475,833
Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 101,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,075,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,075,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,075,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,075,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	101,000,000
Net proceeds from this offering and the sale of the private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	116,075,000
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	31,785
over-allotment liability [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(89,700)
over-allotment liability [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(89,700)
over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(89,700)
over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(89,700)
over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(89,700)
over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(25,125,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(28,893,750)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(50,250,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(57,787,500)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(75,375,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(86,681,250)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(100,500,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (115,575,000)
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	3,833,333
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Representative shares issued [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	350,000
Representative shares issued [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	402,500
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	350,000
Representative shares issued [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	402,500
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	350,000
Representative shares issued [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	402,500
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	350,000
Representative shares issued [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	402,500
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	350,000
Representative shares issued [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	402,500
Ordinary shares offered [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares offered [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	10,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	11,500,000
Private placement shares [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	225,000
Private placement shares [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	240,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	225,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	240,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	225,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	240,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	225,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	240,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	225,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	240,000
Ordinary shares redeemed [Member] | No Redemption [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,500,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(2,875,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,000,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(5,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,500,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(8,625,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | W/O Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(10,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(11,500,000)